Short-term Investments - Summary of Short-term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Short-term Investments [line items]
Listed securities indexed rate	100.00%	95.00%
Other comprehensive income [member]
Disclosure of Short-term Investments [line items]
Change in fair vair in OCI	R$ (938)	R$ 954